Shareholder Report, Holdings (Details)	May 31, 2025
C000220706 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220706 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220706 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220706 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220706 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220706 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220706 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220706 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220706 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220706 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220706 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000220706 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220706 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220706 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220706 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220704 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220704 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220704 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220704 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220704 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220704 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220704 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220704 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220704 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220704 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220704 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000220704 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220704 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220704 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220704 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220705 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220705 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220705 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220705 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220705 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220705 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220705 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220705 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220705 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220705 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220705 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000220705 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220705 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220705 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220705 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244832 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000244832 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244832 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244832 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244832 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244832 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244832 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244832 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244832 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244832 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244832 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000244832 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000244832 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244832 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244832 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%